Expense Example {- Real Estate Portfolio} - 02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-09 - Real Estate Portfolio	Apr. 30, 2022 USD ($)
VIP Real Estate Portfolio-Initial VIP
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	798
VIP Real Estate Portfolio-Service VIP
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
VIP Real Estate Portfolio-Service 2 VIP
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096